10. Stock-based compensation (Details 1) - 3 months ended Mar. 31, 2016 CAD / shares in Units, shares in Thousands, CAD in Thousands	$ / shares	CAD CAD / shares shares
Option Outstanding
Number of shares		12,081
Shares vested		12,056
Aggregate intrinsic value | CAD		CAD 671
Number of Options Exercisable
Weighted average exercise price for exercisable options | $ / shares	$ 0.28
Weighted average share price for options exercised | $ / shares	$ 0.25
Weighted average years to expiry for exercisable options	3 years 7 months 10 days
Share Based Compensation Stock Option One [Member]
Option Outstanding
Number of shares		250
Shares vested		250
Aggregate intrinsic value | CAD
Price per share minimum | CAD / shares		CAD 2.05
Price per share maximum | CAD / shares		CAD 2.23
Expiry Date	Jul 2016
Share Based Compensation Stock Option Two [Member]
Option Outstanding
Number of shares		1,496
Shares vested		1,496
Aggregate intrinsic value | CAD
Price per share minimum | CAD / shares		CAD 0.73
Price per share maximum | CAD / shares		CAD 1.25
Expiry Date	Jan - Jun 2017
Share Based Compensation Stock Option Three [Member]
Option Outstanding
Number of shares		6,325
Shares vested		6,325
Aggregate intrinsic value | CAD		CAD 185
Price per share minimum | CAD / shares		CAD 0.30
Price per share maximum | CAD / shares		CAD 0.56
Expiry Date	Mar - Dec 2018
Share Based Compensation Stock Option Four [Member]
Option Outstanding
Number of shares		4,010
Shares vested		3,985
Aggregate intrinsic value | CAD		CAD 486
Price per share minimum | CAD / shares		CAD 0.21
Price per share maximum | CAD / shares		CAD 0.38
Expiry Date	Dec 2019 - Dec 2020